Report Of The Directors Financial Review Risk Report	6 Months Ended
Jun. 30, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
		At 30 Jun 2019		At 31 Dec 2018
		Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		1,030,152	(8,520)	990,321	(8,625)
– personal		414,351	(2,972)	394,337	(2,947)
– corporate and commercial		546,427	(5,381)	534,577	(5,552)
– non-bank financial institutions		69,374	(167)	61,407	(126)
Loans and advances to banks at amortised cost		82,413	(16)	72,180	(13)
Other financial assets measured at amortised cost		653,554	(85)	582,917	(55)
– cash and balances at central banks		171,091	(1)	162,845	(2)
– items in the course of collection from other banks		8,673	—	5,787	—
– Hong Kong Government certificates of indebtedness		36,492	—	35,859	—
– reverse repurchase agreements – non-trading		233,079	—	242,804	—
– financial investments		81,234	(20)	62,684	(18)
– prepayments, accrued income and other assets	2	122,985	(64)	72,938	(35)
Total gross carrying amount on-balance sheet		1,766,119	(8,621)	1,645,418	(8,693)
Loans and other credit related commitments		629,891	(301)	592,008	(325)
– personal		217,047	(16)	207,351	(13)
– corporate and commercial		268,057	(277)	271,022	(305)
– financial		144,787	(8)	113,635	(7)
Financial guarantees		21,290	(55)	23,518	(93)
– personal		906	(1)	927	(1)
– corporate and commercial		15,496	(51)	17,355	(85)
– financial		4,888	(3)	5,236	(7)
Total nominal amount off-balance sheet	3	651,181	(356)	615,526	(418)
		2,417,300	(8,977)	2,260.944	(9,111)

		Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income		345,035	(74)	343,110	(84)

For footnotes, see page 79.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 30 June 2019
	Gross carrying/nominal amount[3]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[5]	Total	Stage 1	Stage 2	Stage 3	POCI[5]	Total	Stage 1	Stage 2	Stage 3	POCI[5]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	955,520	61,297	13,010	325	1,030,152	(1,329)	(2,062)	(4,969)	(160)	(8,520)	0.1	3.4	38.2	49.2	0.8
– personal	394,533	15,114	4,704	—	414,351	(563)	(1,242)	(1,167)	—	(2,972)	0.1	8.2	24.8	—	0.7
– corporate and commercial	493,523	44,560	8,019	325	546,427	(707)	(802)	(3,712)	(160)	(5,381)	0.1	1.8	46.3	49.2	1.0
– non-bank financial institutions	67,464	1,623	287	—	69,374	(59)	(18)	(90)	—	(167)	0.1	1.1	31.4	—	0.2
Loans and advances to banks at amortised cost	81,957	456	—	—	82,413	(14)	(2)	—	—	(16)	—	0.4	—	—	—
Other financial assets measured at amortised cost	651,513	1,890	149	2	653,554	(32)	(10)	(43)	—	(85)	—	0.5	28.9	—	—
Loans and other credit-related commitments	607,086	21,982	818	5	629,891	(141)	(112)	(48)	—	(301)	—	0.5	5.9	—	—
– personal	214,400	2,283	364	—	217,047	(14)	(2)	—	—	(16)	—	0.1	—	—	—
– corporate and commercial	249,318	18,282	452	5	268,057	(121)	(108)	(48)	—	(277)	—	0.6	10.6	—	0.1
– financial	143,368	1,417	2	—	144,787	(6)	(2)	—	—	(8)	—	0.1	—	—	—
Financial guarantees	18,676	2,423	188	3	21,290	(20)	(25)	(10)	—	(55)	0.1	1.0	5.3	—	0.3
– personal	901	4	1	—	906	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	13,155	2,155	183	3	15,496	(18)	(24)	(9)	—	(51)	0.1	1.1	4.9	—	0.3
– financial	4,620	264	4	—	4,888	(1)	(1)	(1)	—	(3)	—	0.4	25.0	—	0.1
At 30 Jun 2019	2,314,752	88,048	14,165	335	2,417,300	(1,536)	(2,211)	(5,070)	(160)	(8,977)	0.1	2.5	35.8	47.8	0.4

Stage 2 days past due analysis at 30 June 2019
	Gross carrying amount			Allowance for ECL			ECL coverage %
		Of which:	Of which:		Of which:	Of which:		Of which:	Of which:
	Stage 2	1 to 29 DPD[6]	30 and > DPD[6]	Stage 2	1 to 29 DPD[6]	30 and > DPD[6]	Stage 2	1 to 29 DPD[6]	30 and > DPD[6]
	$m	$m	$m	$m	$m	$m	%	%	%
Loans and advances to customers at amortised cost	61,297	2,572	1,584	(2,062)	(195)	(218)	3.4	7.6	13.8
– personal	15,114	1,798	1,160	(1,242)	(168)	(197)	8.2	9.3	17.0
– corporate and commercial	44,560	773	417	(802)	(27)	(21)	1.8	3.5	5.0
– non-bank financial institutions	1,623	1	7	(18)	—	—	1.1	—	—
Loans and advances to banks at amortised cost	456	—	—	(2)	—	—	0.4	—	—
Other financial assets measured at amortised cost	1,890	12	34	(10)	—	—	0.5	—	—
For footnotes, see page 79.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2018
	Gross carrying/nominal amount[3]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[5]	Total	Stage 1	Stage 2	Stage 3	POCI[5]	Total	Stage 1	Stage 2	Stage 3	POCI[5]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	915,188	61,786	13,023	324	990,321	(1,276)	(2,108)	(5,047)	(194)	(8,625)	0.1	3.4	38.8	59.9	0.9
– personal	374,681	15,075	4,581	—	394,337	(534)	(1,265)	(1,148)	—	(2,947)	0.1	8.4	25.1	—	0.7
– corporate and commercial	481,262	44,779	8,212	324	534,577	(698)	(812)	(3,848)	(194)	(5,552)	0.1	1.8	46.9	59.9	1.0
– non-bank financial institutions	59,245	1,932	230	—	61,407	(44)	(31)	(51)	—	(126)	0.1	1.6	22.2	—	0.2
Loans and advances to banks at amortised cost	71,873	307	—	—	72,180	(11)	(2)	—	—	(13)	—	0.7	—	—	—
Other financial assets measured at amortised cost	581,118	1,673	126	—	582,917	(27)	(6)	(22)	—	(55)	—	0.4	17.5	—	—
Loans and other credit-related commitments	569,250	21,839	912	7	592,008	(143)	(139)	(43)	—	(325)	—	0.6	4.7	—	0.1
– personal	205,183	1,760	408	—	207,351	(12)	(1)	—	—	(13)	—	0.1	—	—	—
– corporate and commercial	251,478	19,034	503	7	271,022	(126)	(136)	(43)	—	(305)	0.1	0.7	8.5	—	0.1
– financial	112,589	1,045	1	—	113,635	(5)	(2)	—	—	(7)	—	0.2	—	—	—
Financial guarantees	20,884	2,334	297	3	23,518	(19)	(29)	(45)	—	(93)	0.1	1.2	15.2	—	0.4
– personal	920	3	4	—	927	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	15,011	2,053	288	3	17,355	(16)	(25)	(44)	—	(85)	0.1	1.2	15.3	—	0.5
– financial	4,953	278	5	—	5,236	(2)	(4)	(1)	—	(7)	—	1.4	20.0	—	0.1
At 31 Dec 2018	2,158,313	87,939	14,358	334	2,260,944	(1,476)	(2,284)	(5,157)	(194)	(9,111)	0.1	2.6	35.9	58.1	0.4

Stage 2 days past due analysis at 31 December 2018
	Gross carrying amount			Allowance for ECL			ECL coverage %
	Stage 2	Of which:	Of which:	Stage 2	Of which:	Of which:	Stage 2	Of which:	Of which:
		1 to 29 DPD[6]	30 and > DPD[6]		1 to 29 DPD[6]	30 and > DPD[6]		1 to 29 DPD[6]	30 and > DPD[6]
	$m	$m	$m	$m	$m	$m	%	%	%
Loans and advances to customers at amortised cost	61,786	2,554	1,914	(2,108)	(204)	(254)	3.4	8.0	13.3
– personal	15,075	1,807	1,383	(1,265)	(165)	(220)	8.4	9.1	15.9
– corporate and commercial	44,779	737	485	(812)	(39)	(34)	1.8	5.3	7.0
– non-bank financial institutions	1,932	10	46	(31)	—	—	1.6	—	—
Loans and advances to banks at amortised cost	307	—	—	(2)	—	—	0.7	—	—
Other financial assets measured at amortised cost	1,673	10	26	(6)	—	—	0.4	—	—
For footnotes, see page 79.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	1,511,839	(1,449)	86,241	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
Transfers of financial instruments:	(11,425)	(323)	8,987	612	2,438	(289)	—	—	—	—
– transfers from stage 1 to stage 2	(47,211)	204	47,211	(204)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	36,137	(529)	(36,137)	529	—	—	—	—	—	—
– transfers to stage 3	(574)	21	(2,542)	335	3,116	(356)	—	—	—	—
– transfers from stage 3	223	(19)	455	(48)	(678)	67	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	346	—	(352)	—	(26)	—	—	—	(32)
New financial assets originated or purchased	250,306	(332)	—	—	—	—	100	(22)	250,406	(354)
Asset derecognised (including final repayments)	(164,666)	62	(9,844)	226	(1,552)	466	(19)	9	(176,081)	763
Changes to risk parameters – further lending/repayments	(23,759)	137	(74)	87	359	(192)	(27)	4	(23,501)	36
Change in risk parameters – credit quality	—	42	—	(528)	—	(1,259)	—	(12)	—	(1,757)
Changes to models used for ECL calculation	—	4	—	31	—	3	—	—	—	38
Assets written off	—	—	—	—	(1,276)	1,276	(54)	54	(1,330)	1,330
Credit-related modifications that resulted in derecognition	—	—	—	—	(211)	111	—	—	(211)	111
Foreign exchange	2,451	1	98	(1)	(10)	6	(2)	1	2,537	7
Other	1,461	8	660	2	36	12	1	—	2,158	22
At 30 Jun 2019	1,566,207	(1,504)	86,068	(2,201)	14,016	(5,027)	333	(160)	1,666,624	(8,892)
ECL income statement change for the period		259		(536)		(1,008)		(21)		(1,306)
Recoveries										201
Other										(31)
Total ECL income statement change for the period										(1,136)

	At 30 Jun 2019		6 months ended 30 Jun 2019
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,666,624	(8,892)	(1,136)
Other financial assets measured at amortised cost	653,554	(85)	(9)
Non-trading reverse purchase agreement commitments	97,122	—	—
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,417,300	(8,977)	(1,145)
Debt instruments measured at FVOCI	345,035	(74)	5
Total allowance for ECL/total income statement ECL charge for the period	n/a	(9,051)	(1,140)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[7]
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	1,446,857	(1,469)	102,032	(2,406)	15,083	(5,722)	1,042	(242)	1,565,014	(9,839)
Transfers of financial instruments:	(8,747)	(685)	3,582	1,185	5,165	(500)	—	—	—	—
– transfers from stage 1 to stage 2	(84,181)	319	84,181	(319)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	77,325	(999)	(77,325)	999	—	—	—	—	—	—
– transfers to stage 3	(2,250)	35	(4,439)	607	6,689	(642)	—	—	—	—
– transfers from stage 3	359	(40)	1,165	(102)	(1,524)	142	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	620	—	(605)	—	(103)	—	—	—	(88)
Net new lending and further lending/repayments	126,868	(512)	(16,162)	564	(2,902)	733	(587)	42	107,217	827
Changes in risk parameters – credit quality	—	423	—	(1,087)	—	(2,238)	—	(51)	—	(2,953)
Changes to models used for ECL calculation	—	—	—	—	—	—	—	—	—	—
Assets written off	—	—	—	—	(2,568)	2,552	(1)	1	(2,569)	2,553
Foreign exchange	(52,983)	76	(2,863)	99	(636)	232	(26)	6	(56,508)	413
Other	(156)	98	(348)	(28)	90	(89)	(94)	50	(508)	31
At 31 Dec 2018	1,511,839	(1,449)	86,241	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
ECL income statement change for the period		531		(1,128)		(1,608)		(9)		(2,214)
Recoveries										408
Others										(87)
Total ECL income statement change for the period										(1,893)

	At 31 Dec 2018		12 months ended 31 Dec 2018
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,612,646	(9,056)	(1,893)
Other financial assets measured at amortised cost	582,917	(55)	21
Non-trading reverse purchase agreement commitments	65,381	—	—
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,260,944	(9,111)	(1,872)
Debt instruments measured at FVOCI	343,110	(84)	105
Total allowance for ECL/total income statement ECL charge for the period	n/a	(9,195)	(1,767)
For footnotes, see page 79.
Credit quality of financial instruments
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of the probability of default (‘PD’), whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the following table. Personal lending credit quality is disclosed based on a 12-month point-in-time PD adjusted for multiple economic scenarios. The credit quality classifications for wholesale lending are unchanged and are based on internal credit risk ratings.

Credit quality classification
	Debt securities and other bills	Wholesale lending		Retail lending
	External credit rating	Internal credit rating	12-month Basel probability of default %	Internal credit rating	12-month probability- weighted PD %
Quality classification
Strong	A- and above	CRR1 to CRR2	0.000–0.169	Band 1 and 2	0.000–0.500
Good	BBB+ to BBB-	CRR3	0.170–0.740	Band 3	0.501–1.500
Satisfactory	BB+ to B and unrated	CRR4 to CRR5	0.741–4.914	Band 4 and 5	1.501–20.000
Sub-standard	B- to C	CRR6 to CRR8	4.915–99.999	Band 6	20.001–99.999
Credit impaired	Default	CRR9 to CRR10	100.000	Band 7	100.000

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
		Gross carrying/nominal amount						Allowance for ECL	Net
		Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		508,002	254,635	236,389	17,811	13,315	1,030,152	(8,520)	1,021,632
– stage 1		506,440	244,016	199,663	5,401	—	955,520	(1,329)	954,191
– stage 2		1,562	10,619	36,726	12,390	—	61,297	(2,062)	59,235
– stage 3		—	—	—	—	13,010	13,010	(4,969)	8,041
– POCI		—	—	—	20	305	325	(160)	165
Loans and advances to banks at amortised cost		72,050	5,970	4,379	14	—	82,413	(16)	82,397
– stage 1		71,984	5,959	4,002	12	—	81,957	(14)	81,943
– stage 2		66	11	377	2	—	456	(2)	454
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		580,508	47,817	24,785	293	151	653,554	(85)	653,469
– stage 1		580,215	47,266	23,901	131	—	651,513	(32)	651,481
– stage 2		293	551	884	162	—	1,890	(10)	1,880
– stage 3		—	—	—	—	149	149	(43)	106
– POCI		—	—	—	—	2	2	—	2
Loan and other credit-related commitments		399,958	139,417	85,060	4,633	823	629,891	(301)	629,590
– stage 1		399,099	133,703	73,099	1,185	—	607,086	(141)	606,945
– stage 2		859	5,714	11,961	3,448	—	21,982	(112)	21,870
– stage 3		—	—	—	—	818	818	(48)	770
– POCI		—	—	—	—	5	5	—	5
Financial guarantees		7,967	6,524	5,872	736	191	21,290	(55)	21,235
– stage 1		7,919	6,128	4,382	247	—	18,676	(20)	18,656
– stage 2		48	396	1,490	489	—	2,423	(25)	2,398
– stage 3		—	—	—	—	188	188	(10)	178
– POCI		—	—	—	—	3	3	—	3
At 30 Jun 2019		1,568,485	454,363	356,485	23,487	14,480	2,417,300	(8,977)	2,408,323
Debt instruments at FVOCI	8
– stage 1		314,678	13,140	10,821	—	—	338,639	(40)	338,599
– stage 2		93	333	319	273	—	1,018	(34)	984
– stage 3		—	—	—	—	184	184	—	184
– POCI		—	—	—	—	1	1	—	1
At 30 Jun 2019		314,771	13,473	11,140	273	185	339,842	(74)	339,768
For footnotes, see page 79.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
		Gross carrying/notional amount
		Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– stage 1		483,907	233,843	191,851	5,587	—	915,188	(1,276)	913,912
– stage 2		1,544	10,356	38,506	11,380	—	61,786	(2,108)	59,678
– stage 3		—	—	—	—	13,023	13,023	(5,047)	7,976
– POCI		—	—	—	26	298	324	(194)	130
Loans and advances to banks at amortised cost		60,249	7,371	4,549	11	—	72,180	(13)	72,167
– stage 1		60,199	7,250	4,413	11	—	71,873	(11)	71,862
– stage 2		50	121	136	—	—	307	(2)	305
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		514,848	44,724	23,019	200	126	582,917	(55)	582,862
– stage 1		514,525	44,339	22,184	70	—	581,118	(27)	581,091
– stage 2		323	385	835	130	—	1,673	(6)	1,667
– stage 3		—	—	—	—	126	126	(22)	104
– POCI		—	—	—	—	—	—	—	—
Loan and other credit-related commitments		373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
– stage 1		372,597	132,220	63,457	976	—	569,250	(143)	569,107
– stage 2		705	4,856	12,021	4,257	—	21,839	(139)	21,700
– stage 3		—	—	—	—	912	912	(43)	869
– POCI		—	—	—	—	7	7	—	7
Financial guarantees		9,716	7,400	5,505	597	300	23,518	(93)	23,425
– stage 1		9,582	6,879	4,264	159	—	20,884	(19)	20,865
– stage 2		134	521	1,241	438	—	2,334	(29)	2,305
– stage 3		—	—	—	—	297	297	(45)	252
– POCI		—	—	—	—	3	3	—	3
At 31 Dec 2018		1,443,566	440,770	338,908	23,034	14,666	2,260,944	(9,111)	2,251,833
Debt instruments at FVOCI	8
– stage 1		319,623	12,358	6,856	2,218	—	341,055	(33)	341,022
– stage 2		9	96	354	340	—	799	(50)	749
– stage 3		—	—	—	—	8	8	(1)	7
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2018		319,632	12,454	7,210	2,558	12	341,866	(84)	341,782
For footnotes, see page 79.